Inspire Momentum ETF

GLRY

Inspire Tactical Balanced ETF

RISN

Each a Series of Northern Lights Fund Trust IV (the “Funds”)

Supplement dated October 30, 2025

to the Prospectus, Summary Prospectuses and Statement of Additional Information (the “SAI”) of the Funds dated March 31, 2025

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Effective November 19, 2025, the Funds’ names will change as follows:

Inspire Momentum ETF’s name will change to “Inspire Growth ETF;” and

Inspire Tactical Balanced ETF’s name will change to “Inspire Capital Appreciation ETF.”

Accordingly, all references to the Funds’ current names in the Prospectus, Summary Prospectuses and SAI are replaced in their entirety.

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You should read this Supplement in conjunction with the Funds’ Prospectus, SAI and Summary Prospectuses dated March 31, 2025, which provide information that you should know about the Funds before investing. The Funds’ Prospectus and SAI and Summary Prospectuses have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.inspireetf.com or by calling 1-877-658-9473.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE